Parent Company Financial Statements (Condensed Parent Company Only Statements Of Operations And Comprehensive Income) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Income Statements, Captions [Line Items]
Interest income from nonbank subsidiaries	$ 307.2	$ 306.4	$ 319.1	$ 322.5	$ 321.8	$ 331.3	$ 363.2	$ 377.7	$ 1,255.2	$ 1,394.0	$ 1,971.9
Interest and dividends on interest bearing deposits and investments									28.9	32.2	34.7
Other income	127.6	104.5	79.2	70.0	152.4	85.6	123.1	253.6	381.3	614.7	954.2
Interest expense	(267.5)	(256.7)	(262.6)	(274.1)	(269.8)	(772.9)	(607.8)	(1,015.2)	(1,060.9)	(2,665.7)	(2,504.2)
Other expenses	(284.4)	(228.8)	(226.1)	(230.9)	(226.8)	(229.1)	(220.8)	(217.3)	(970.2)	(894.0)	(860.7)
Income (loss) before provision/(benefit) for income taxes									734.2	(415.4)	245.9
Benefit (provision) for income taxes	28.6	13.2	29.3	12.8	37.0	2.7	38.5	38.5	92.5	133.8	158.6
Income (loss) before noncontrolling interests									650.3	(532.1)	88.9
Basic Earnings Per common share									675.7	(592.3)	14.8
Other comprehensive income, net of tax									4.1	4.9	(81.5)
Total comprehensive (income)/loss									679.8	(587.4)	(66.7)
CIT Group Inc. [Member]
Condensed Income Statements, Captions [Line Items]
Interest income from nonbank subsidiaries									636.6	737.6	730.0
Interest and dividends on interest bearing deposits and investments									2.0	2.6	3.2
Dividends from nonbank subsidiaries									551.1	834.0
Other income from subsidiaries									50.8	181.0	413.7
Other income									(4.6)	(37.7)	47.8
Total income									1,235.9	1,717.5	1,194.7
Interest expense									(686.9)	(2,345.9)	(2,141.5)
Interest expense on liabilities to subsidiaries									(199.6)	(293.6)	(568.1)
Other expenses									(220.4)	(242.3)	(420.4)
Total expenses									(1,106.9)	(2,881.8)	(3,130.0)
Income (loss) before provision/(benefit) for income taxes									129.0	(1,164.3)	(1,935.3)
Benefit (provision) for income taxes									367.9	482.2	656.6
Income (loss) before noncontrolling interests									496.9	(682.1)	(1,278.7)
Equity in undistributed net income of bank subsidiaries									95.9	41.3	67.2
Equity in undistributed net income of nonbank subsidaries									82.9	48.5	1,226.3
Basic Earnings Per common share									675.7	(592.3)	14.8
Other comprehensive income, net of tax									4.1	4.9	(81.5)
Total comprehensive (income)/loss									$ 679.8	$ (587.4)	$ (66.7)